CAPITAL STOCK (Details Narrative) - CAD ($)	12 Months Ended			38 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017
IssuedCapitalLineItems [Line Items]
Preferred shares issued	0
Common shares issued	7,192,709
Common shares outstanding	7,192,709
Number of common stock issued for puchase of asset	100,000
Share price	$ 0.075
Weighted average remaining contractual life of warrants	2 years 7 months 24 days
Option outstanding	0	0
Shares issued	0
Number of warrants purchased		600,000
Warrant exercise price		$0.12 - $0.135
Proceeds from warrants		$ 79,500
Kalpakian Bros
IssuedCapitalLineItems [Line Items]
Common shares issued			4,249,985
Common stock issued for settlement of debt			175,000
Value of stock issued for settlement of debt			$ 15,750
Share price			$ 0.09
Warrant expire date			Nov. 02, 2022
Warrant exercise price			$ 0.12
Jackpot
IssuedCapitalLineItems [Line Items]
Common shares issued	3,449,985
Office rent, office support services and miscellaneous office expenses				$ 382,499
Number of common stock sold	3,400,000	80,000
Jackpot
IssuedCapitalLineItems [Line Items]
Common shares issued	49,985